Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 1,346,138	$ 848,123
Work in progress	1,126,943	1,633,948
Finished goods	153,270	224,297
Subtotal	2,626,351	2,706,368
Inventory provision	(162,891)	(32,367)	$ (38,415)	$ (6,894)
Total	$ 2,463,460	$ 2,674,001